Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest and dividend income:
Interest and fees on loans	$ 227,979	$ 227,644	$ 225,538
Interest and dividends on:
Obligations of U.S. Government, its agencies and other securities	36,025	36,981	36,686
Obligations of states and political subdivisions	182	3	45
Other interest income	888	515	678
Total interest and dividend income	265,074	265,143	262,947
Interest on deposits:
Demand and savings deposits	2,229	1,677	1,773
Time deposits	10,125	9,323	11,235
Interest on short-term borrowings	469	517	544
Interest on long-term debt	24,619	28,582	28,370
Total interest expense	37,442	40,099	41,922
Net interest income	227,632	225,044	221,025
Provision for (recovery of) loan losses	4,990	(7,333)	3,415
Net interest income after provision for (recovery of) loan losses	222,642	232,377	217,610
Other income:
Income from fiduciary activities	20,195	19,150	17,133
Service charges on deposit accounts	14,751	15,423	16,316
Net gain on sales of securities	88	(1,158)	0
Other service income	11,438	10,459	12,913
Checkcard fee income	14,561	13,570	12,955
Bank owned life insurance income	5,783	4,861	5,041
ATM fees	2,428	2,467	2,632
Gain on sale of OREO, net	1,604	5,503	3,110
OREO valuation adjustments	(1,592)	(2,406)	(3,180)
Gain (Loss) on Sales of Loans, Net	756	1,867	0
Miscellaneous	7,539	5,813	6,357
Total other income	77,551	75,549	73,277
Other expense:
Salaries	86,189	81,977	80,985
Employee Benefit Expense	21,296	19,991	19,313
Data processing fees	5,037	4,712	4,174
Professional fees and services	23,452	29,580	27,865
Occupancy expense	9,686	10,006	9,804
Furniture and equipment expense	11,806	11,571	11,249
Insurance	5,629	5,723	5,205
Marketing	3,983	4,371	3,790
Communication	5,130	5,268	5,790
State tax expense	3,566	2,290	3,702
OREO expense	1,446	2,063	2,731
Miscellaneous	9,394	9,958	6,907
Total other expense	186,614	187,510	181,515
Income (loss) before taxes	113,579	120,416	109,372
Federal income taxes	32,567	36,459	32,503
Net income	$ 81,012	$ 83,957	$ 76,869
Earnings per common share:
Basic (in dollars per share)	$ 5.27	$ 5.45	$ 4.99
Diluted (in dollars per share)	$ 5.26	$ 5.45	$ 4.99